Distribution Date:	01/18/22	Wells Fargo Commercial Mortgage Trust 2017-RB1
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-RB1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	5		301 South College Street | Charlotte, NC 28288-0166
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Additional Information	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Cash Flows	9		Jenna Unell		Jenna.unell@greyco.com
Bond / Collateral Reconciliation - Balances	10		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Trimont Real Estate Advisors, LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			Trust Advisor		Trustadvisor@trimontrea.com
Mortgage Loan Detail (Part 2)	18-19		3500 Lenox Road, Suite G1 | Atlanta, GA 30326
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000TBN5	2.056000%	10,516,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000TBP0	2.749000%	19,868,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000TBQ8	3.258000%	5,556,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000TBR6	3.374000%	160,000,000.00	135,177,720.05	210,365.81	380,074.69	0.00	0.00	590,440.50	134,967,354.24	33.07%	30.00%
A-5	95000TBS4	3.635000%	203,194,000.00	203,194,000.00	0.00	615,508.49	0.00	0.00	615,508.49	203,194,000.00	33.07%	30.00%
A-SB	95000TBT2	3.446000%	24,840,000.00	24,840,000.00	0.00	71,332.20	0.00	0.00	71,332.20	24,840,000.00	33.07%	30.00%
A-S	95000TBU9	3.757000%	37,855,000.00	37,855,000.00	0.00	118,517.70	0.00	0.00	118,517.70	37,855,000.00	26.09%	23.75%
B	95000TBX3	4.039000%	42,397,000.00	42,397,000.00	0.00	142,701.24	0.00	0.00	142,701.24	42,397,000.00	18.27%	16.75%
C	95000TBY1	4.311000%	27,256,000.00	27,256,000.00	0.00	97,917.18	0.00	0.00	97,917.18	27,256,000.00	13.25%	12.25%
D	95000TAC0	3.401000%	31,798,000.00	31,798,000.00	0.00	90,120.83	0.00	0.00	90,120.83	31,798,000.00	7.39%	7.00%
E-1	95000TAE6	4.703637%	7,192,500.00	7,192,500.00	0.00	28,192.42	0.00	0.00	28,192.42	7,192,500.00	6.06%	5.81%
E-2	95000TAG1	4.703637%	7,192,500.00	7,192,500.00	0.00	28,192.42	0.00	0.00	28,192.42	7,192,500.00	4.73%	4.63%
F-1	95000TAJ5	4.703637%	3,407,000.00	3,407,000.00	0.00	13,354.41	0.00	0.00	13,354.41	3,407,000.00	4.11%	4.06%
F-2	95000TAL0	4.703637%	3,407,000.00	3,407,000.00	0.00	13,354.41	0.00	0.00	13,354.41	3,407,000.00	3.48%	3.50%
G-1	95000TAN6	4.703637%	2,649,500.00	2,649,500.00	0.00	10,385.24	0.00	0.00	10,385.24	2,649,500.00	2.99%	3.06%
G-2	95000TAQ9	4.703637%	2,649,500.00	2,649,500.00	0.00	10,385.24	0.00	0.00	10,385.24	2,649,500.00	2.50%	2.63%
H-1*	95000TAS5	4.703637%	7,949,950.00	7,949,950.00	0.00	31,161.40	0.00	0.00	31,161.40	7,949,950.00	1.04%	1.31%
H-2*	95000TAU0	4.703637%	7,949,950.00	5,614,684.65	0.00	17,099.53	0.00	0.00	17,099.53	5,614,684.65	0.00%	0.00%
RR	BCC2D2L87	4.703637%	31,877,784.26	28,556,860.77	11,071.88	111,675.91	0.00	0.00	122,747.79	28,545,788.89	0.00%	0.00%
Interest
V	95000TAW6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000TAY2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			637,555,684.28	571,137,215.47	221,437.69	1,779,973.31	0.00	0.00	2,001,411.00	570,915,777.78

Notional Certificates
X-A	95000TBV7	1.178699%	423,974,000.00	363,211,720.04	0.00	356,764.54	0.00	0.00	356,764.54	363,001,354.24
Notional SubTotal			563,280,000.00	502,517,720.04	0.00	453,544.92	0.00	0.00	453,544.92	502,307,354.24

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-B	95000TBW5	0.694974%	107,508,000.00	107,508,000.00	0.00	62,262.68	0.00	0.00	62,262.68	107,508,000.00
X-D	95000TAA4	1.302637%	31,798,000.00	31,798,000.00	0.00	34,517.70	0.00	0.00	34,517.70	31,798,000.00
Notional SubTotal			563,280,000.00	502,517,720.04	0.00	453,544.92	0.00	0.00	453,544.92	502,307,354.24

Deal Distribution Total					221,437.69	2,233,518.23	0.00	0.00	2,454,955.92

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000TBN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000TBP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000TBQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000TBR6	844.86075031	1.31478631	2.37546681	0.00000000	0.00000000	0.00000000	0.00000000	3.69025313	843.54596400
A-5	95000TBS4	1,000.00000000	0.00000000	3.02916666	0.00000000	0.00000000	0.00000000	0.00000000	3.02916666	1,000.00000000
A-SB	95000TBT2	1,000.00000000	0.00000000	2.87166667	0.00000000	0.00000000	0.00000000	0.00000000	2.87166667	1,000.00000000
A-S	95000TBU9	1,000.00000000	0.00000000	3.13083344	0.00000000	0.00000000	0.00000000	0.00000000	3.13083344	1,000.00000000
B	95000TBX3	1,000.00000000	0.00000000	3.36583343	0.00000000	0.00000000	0.00000000	0.00000000	3.36583343	1,000.00000000
C	95000TBY1	1,000.00000000	0.00000000	3.59250000	0.00000000	0.00000000	0.00000000	0.00000000	3.59250000	1,000.00000000
D	95000TAC0	1,000.00000000	0.00000000	2.83416661	0.00000000	0.00000000	0.00000000	0.00000000	2.83416661	1,000.00000000
E-1	95000TAE6	1,000.00000000	0.00000000	3.91969691	0.00000000	0.00000000	0.00000000	0.00000000	3.91969691	1,000.00000000
E-2	95000TAG1	1,000.00000000	0.00000000	3.91969691	0.00000000	0.00000000	0.00000000	0.00000000	3.91969691	1,000.00000000
F-1	95000TAJ5	1,000.00000000	0.00000000	3.91969768	0.00000000	0.00000000	0.00000000	0.00000000	3.91969768	1,000.00000000
F-2	95000TAL0	1,000.00000000	0.00000000	3.91969768	0.00000000	0.00000000	0.00000000	0.00000000	3.91969768	1,000.00000000
G-1	95000TAN6	1,000.00000000	0.00000000	3.91969806	0.00000000	0.00000000	0.00000000	0.00000000	3.91969806	1,000.00000000
G-2	95000TAQ9	1,000.00000000	0.00000000	3.91969806	0.00000000	0.00000000	0.00000000	0.00000000	3.91969806	1,000.00000000
H-1	95000TAS5	1,000.00000000	0.00000000	3.91969761	0.00000000	0.00000000	0.00000000	0.00000000	3.91969761	1,000.00000000
H-2	95000TAU0	706.25408336	0.00000000	2.15089780	0.61740514	15.98977981	0.00000000	0.00000000	2.15089780	706.25408336
RR Interest	BCC2D2L87	895.82326479	0.34732276	3.50325195	0.00810376	0.20987720	0.00000000	0.00000000	3.85057471	895.47594203
V	95000TAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000TAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000TBV7	856.68394769	0.00000000	0.84147740	0.00000000	0.00000000	0.00000000	0.00000000	0.84147740	856.18777151
X-B	95000TBW5	1,000.00000000	0.00000000	0.57914462	0.00000000	0.00000000	0.00000000	0.00000000	0.57914462	1,000.00000000
X-D	95000TAA4	1,000.00000000	0.00000000	1.08553054	0.00000000	0.00000000	0.00000000	0.00000000	1.08553054	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/21 - 12/30/21	30	0.00	380,074.69	0.00	380,074.69	0.00	0.00	0.00	380,074.69	0.00
A-5	12/01/21 - 12/30/21	30	0.00	615,508.49	0.00	615,508.49	0.00	0.00	0.00	615,508.49	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	71,332.20	0.00	71,332.20	0.00	0.00	0.00	71,332.20	0.00
X-A	12/01/21 - 12/30/21	30	0.00	356,764.54	0.00	356,764.54	0.00	0.00	0.00	356,764.54	0.00
X-B	12/01/21 - 12/30/21	30	0.00	62,262.68	0.00	62,262.68	0.00	0.00	0.00	62,262.68	0.00
X-D	12/01/21 - 12/30/21	30	0.00	34,517.70	0.00	34,517.70	0.00	0.00	0.00	34,517.70	0.00
A-S	12/01/21 - 12/30/21	30	0.00	118,517.70	0.00	118,517.70	0.00	0.00	0.00	118,517.70	0.00
B	12/01/21 - 12/30/21	30	0.00	142,701.24	0.00	142,701.24	0.00	0.00	0.00	142,701.24	0.00
C	12/01/21 - 12/30/21	30	0.00	97,917.18	0.00	97,917.18	0.00	0.00	0.00	97,917.18	0.00
D	12/01/21 - 12/30/21	30	0.00	90,120.83	0.00	90,120.83	0.00	0.00	0.00	90,120.83	0.00
E-1	12/01/21 - 12/30/21	30	0.00	28,192.42	0.00	28,192.42	0.00	0.00	0.00	28,192.42	0.00
E-2	12/01/21 - 12/30/21	30	0.00	28,192.42	0.00	28,192.42	0.00	0.00	0.00	28,192.42	0.00
F-1	12/01/21 - 12/30/21	30	0.00	13,354.41	0.00	13,354.41	0.00	0.00	0.00	13,354.41	0.00
F-2	12/01/21 - 12/30/21	30	0.00	13,354.41	0.00	13,354.41	0.00	0.00	0.00	13,354.41	0.00
G-1	12/01/21 - 12/30/21	30	0.00	10,385.24	0.00	10,385.24	0.00	0.00	0.00	10,385.24	0.00
G-2	12/01/21 - 12/30/21	30	0.00	10,385.24	0.00	10,385.24	0.00	0.00	0.00	10,385.24	0.00
H-1	12/01/21 - 12/30/21	30	0.00	31,161.40	0.00	31,161.40	0.00	0.00	0.00	31,161.40	0.00
H-2	12/01/21 - 12/30/21	30	121,732.45	22,007.86	0.00	22,007.86	4,908.34	0.00	0.00	17,099.53	127,117.95
RR Interest	12/01/21 - 12/30/21	30	6,406.97	111,934.24	0.00	111,934.24	258.33	0.00	0.00	111,675.91	6,690.42
Totals			128,139.42	2,238,684.89	0.00	2,238,684.89	5,166.67	0.00	0.00	2,233,518.23	133,808.37

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	95000TAE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-1 (EC)	N/A	4.703637%	7,192,500.00	7,192,500.00	0.00	28,192.42	0.00	0.00	28,192.42	7,192,500.00
E-2 (Cert)	95000TAG1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (EC)	N/A	4.703637%	7,192,500.00	7,192,500.00	0.00	28,192.42	0.00	0.00	28,192.42	7,192,500.00
F-1 (Cert)	95000TAJ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (EC)	N/A	4.703637%	3,407,000.00	3,407,000.00	0.00	13,354.41	0.00	0.00	13,354.41	3,407,000.00
F-2 (Cert)	95000TAL0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (EC)	N/A	4.703637%	3,407,000.00	3,407,000.00	0.00	13,354.41	0.00	0.00	13,354.41	3,407,000.00
G-1 (Cert)	95000TAN6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (EC)	N/A	4.703637%	2,649,500.00	2,649,500.00	0.00	10,385.24	0.00	0.00	10,385.24	2,649,500.00
G-2 (Cert)	95000TAQ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (EC)	N/A	4.703637%	2,649,500.00	2,649,500.00	0.00	10,385.24	0.00	0.00	10,385.24	2,649,500.00
H-1 (Cert)	95000TAS5	4.703637%	1,446,900.00	1,446,900.00	0.00	5,671.41	0.00	0.00	5,671.41	1,446,900.00
H-1 (EC)	N/A	4.703637%	6,503,050.00	6,503,050.00	0.00	25,489.99	0.00	0.00	25,489.99	6,503,050.00
H-2 (Cert)	95000TAU0	4.703637%	1,446,900.00	1,021,879.03	0.00	3,112.13	0.00	0.00	3,112.13	1,021,879.03
H-2 (EC)	N/A	4.703637%	6,503,050.00	4,592,805.62	0.00	13,987.39	0.00	0.00	13,987.39	4,592,805.62
Regular Interest Total			42,397,900.00	40,062,634.65	0.00	152,125.06	0.00	0.00	152,125.06	40,062,634.65

Exchangeable Certificate Details
E	95000TBA3	4.703637%	14,385,000.00	14,385,000.00	0.00	56,384.84	0.00	0.00	56,384.84	14,385,000.00
F	95000TBC9	4.703637%	6,814,000.00	6,814,000.00	0.00	26,708.82	0.00	0.00	26,708.82	6,814,000.00
G	95000TBG0	4.703637%	5,299,000.00	5,299,000.00	0.00	20,770.47	0.00	0.00	20,770.47	5,299,000.00
H	95000TBL9	4.703637%	13,006,100.00	11,095,855.62	0.00	39,477.38	0.00	0.00	39,477.38	11,095,855.62
EF	95000TBE5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	95000TBJ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			39,504,100.00	37,593,855.62	0.00	143,341.51	0.00	0.00	143,341.51	37,593,855.62

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
E	95000TBA3	1,000.00000000	0.00000000	3.91969691	0.00000000	0.00000000	0.00000000	0.00000000	3.91969691	1,000.00000000
F	95000TBC9	1,000.00000000	0.00000000	3.91969768	0.00000000	0.00000000	0.00000000	0.00000000	3.91969768	1,000.00000000
G	95000TBG0	1,000.00000000	0.00000000	3.91969617	0.00000000	0.00000000	0.00000000	0.00000000	3.91969617	1,000.00000000
H	95000TBL9	853.12704193	0.00000000	3.03529728	0.30870207	7.99489009	0.00000000	0.00000000	3.03529728	853.12704193
EF	95000TBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
EFG	95000TBJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	2,454,955.92
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,323,293.13	Master Servicing Fee	3,879.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,726.49
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	245.91
ARD Interest	0.00	Operating Advisor Fee	659.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	184.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,323,293.13	Total Fees	9,985.40

Principal		Expenses/Reimbursements
Scheduled Principal	221,437.69	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,166.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	221,437.69	Total Expenses/Reimbursements	5,166.67

		Interest Reserve Deposit	74,622.83

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,233,518.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	221,437.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,454,955.92
Total Funds Collected	2,544,730.82	Total Funds Distributed	2,544,730.82

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	571,137,215.47	571,137,215.47	Beginning Certificate Balance	571,137,215.47
(-) Scheduled Principal Collections	221,437.69	221,437.69	(-) Principal Distributions	221,437.69
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	570,915,777.78	570,915,777.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	571,137,215.47	571,137,215.47	Ending Certificate Balance	570,915,777.78
Ending Actual Collateral Balance	570,915,777.78	570,915,777.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	19,358,903.99	3.39%	61	4.6602	NAP	Defeased	3	19,358,903.99	3.39%	61	4.6602	NAP
3,000,000 or less	4	9,375,516.33	1.64%	61	4.9304	1.539064	1.40 or less	9	114,663,703.71	20.08%	61	5.0683	0.635924
3,000,001 to 5,000,000	2	8,348,009.88	1.46%	61	4.7321	2.308301	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,294,120.88	0.93%	62	5.2200	1.349900	1.51 to 1.75	4	83,284,762.38	14.59%	62	4.7978	1.649869
6,000,001 to 7,000,000	2	13,207,258.95	2.31%	62	4.8404	1.910086	1.76 to 2.00	8	153,320,430.37	26.86%	61	4.7126	1.913167
7,000,001 to 8,000,000	1	7,700,000.00	1.35%	61	5.0400	3.106000	2.01 to 2.25	4	38,629,573.67	6.77%	61	5.0289	2.123528
8,000,001 to 10,000,000	7	64,995,263.08	11.38%	61	5.2335	1.904926	2.26 to 2.50	3	42,973,561.59	7.53%	60	4.4207	2.406601
10,000,001 to 15,000,000	6	77,714,758.60	13.61%	61	4.9925	1.038896	2.51 to 2.75	4	73,724,842.07	12.91%	61	4.3751	2.728014
15,000,001 to 20,000,000	2	32,262,000.00	5.65%	61	4.7592	2.458693	2.76 to 3.00	1	16,600,000.00	2.91%	61	4.6170	2.859200
20,000,001 to 30,000,000	6	153,010,000.00	26.80%	52	4.6175	1.852822	3.01 or greater	2	28,360,000.00	4.97%	17	4.2314	3.220664
30,000,001 to 50,000,000	2	62,149,946.07	10.89%	62	4.4841	1.899709	Totals	38	570,915,777.78	100.00%	59	4.7239	1.871257
50,000,001 or greater	2	117,500,000.00	20.58%	62	4.4572	2.158306
Totals	38	570,915,777.78	100.00%	59	4.7239	1.871257
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	19,358,903.99	3.39%	61	4.6602	NAP
							Defeased	3	19,358,903.99	3.39%	61	4.6602	NAP
Alabama	3	27,024,828.00	4.73%	60	4.7296	1.592694
							Lodging	3	58,467,227.96	10.24%	62	5.1693	0.146339
California	12	170,845,017.62	29.92%	61	4.8569	1.112358
							Mixed Use	3	44,794,688.46	7.85%	61	4.5503	2.032836
Connecticut	1	20,947,123.18	3.67%	61	4.7975	2.323300
							Multi-Family	1	7,700,000.00	1.35%	61	5.0400	3.106000
Florida	1	2,575,000.00	0.45%	61	4.6170	2.859200
							Office	16	313,705,832.61	54.95%	57	4.6421	2.046032
Georgia	7	35,981,140.50	6.30%	62	4.8608	1.882684
							Retail	27	110,094,192.17	19.28%	61	4.7818	1.873539
Hawaii	1	6,500,000.00	1.14%	63	4.4900	2.639100
							Self Storage	4	16,794,932.59	2.94%	62	4.7112	2.381820
Illinois	3	8,860,657.00	1.55%	63	4.3790	1.976300
							Totals	57	570,915,777.78	100.00%	59	4.7239	1.871257
Indiana	3	12,220,573.96	2.14%	62	5.1698	2.158927

Louisiana	5	10,322,742.95	1.81%	62	4.8995	1.474234

Maryland	1	4,588,544.11	0.80%	62	4.6600	2.011300

Massachusetts	1	55,000,000.00	9.63%	61	4.2200	2.750700

Michigan	1	7,700,000.00	1.35%	61	5.0400	3.106000

Missouri	3	6,027,721.00	1.06%	63	4.3790	1.976300

Nevada	1	10,000,000.00	1.75%	61	5.4000	1.773700

New Jersey	1	20,660,000.00	3.62%	1	3.9300	3.263400

New York	3	100,544,688.46	17.61%	62	4.9000	1.679062

Pennsylvania	1	2,600,000.00	0.46%	61	4.6170	2.859200

Texas	2	4,543,460.71	0.80%	62	4.7994	1.917080

Virginia	3	12,115,376.30	2.12%	60	4.9524	2.730005

Washington	1	32,500,000.00	5.69%	60	4.2993	2.430400

Totals	57	570,915,777.78	100.00%	59	4.7239	1.871257

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,358,903.99	3.39%	61	4.6602	NAP	Defeased	3	19,358,903.99	3.39%	61	4.6602	NAP
	4.000% or less	1	20,660,000.00	3.62%	1	3.9300	3.263400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	55,000,000.00	9.63%	61	4.2200	2.750700	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	110,200,000.00	19.30%	61	4.3824	2.137039	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	126,706,125.60	22.19%	62	4.6432	1.828274	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	111,536,559.31	19.54%	61	4.8557	1.486466	49 months or greater	35	551,556,873.79	96.61%	59	4.7261	1.865679
	5.001% to 5.250%	4	28,166,756.13	4.93%	61	5.1243	2.193172	Totals	38	570,915,777.78	100.00%	59	4.7239	1.871257
	5.251% to 5.500%	8	84,587,432.75	14.82%	61	5.3531	1.347068
	5.501% or greater	1	14,700,000.00	2.57%	62	5.6750	0.112100
	Totals	38	570,915,777.78	100.00%	59	4.7239	1.871257
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,358,903.99	3.39%	61	4.6602	NAP	Defeased	3	19,358,903.99	3.39%	61	4.6602	NAP
	60 months or less	9	130,131,764.78	22.79%	50	4.4463	2.246192	Interest Only	14	320,610,000.00	56.16%	57	4.5408	2.144408
	61 months or greater	26	421,425,109.01	73.82%	62	4.8125	1.748181	240 months or less	2	12,224,842.07	2.14%	60	5.0118	2.673224
	Totals	38	570,915,777.78	100.00%	59	4.7239	1.871257	241 months to 300 months	5	34,895,425.72	6.11%	61	4.9665	1.821290
								301 months or greater	14	183,826,606.00	32.20%	61	4.9846	1.334275
								Totals	38	570,915,777.78	100.00%	59	4.7239	1.871257
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,358,903.99	3.39%	61	4.6602	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		5	61,973,561.59	10.86%	60	4.6302	1.916599	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	474,583,312.20	83.13%	59	4.7175	1.941197	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	15,000,000.00	2.63%	61	5.3952	(0.734000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	570,915,777.78	100.00%	59	4.7239	1.871257
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100699	OF	New York	NY	Actual/360	4.666%	251,121.53	0.00	0.00	N/A	03/06/27	--	62,500,000.00	62,500,000.00	01/06/22
2	310938982	OF	Cambridge	MA	Actual/360	4.220%	199,863.89	0.00	0.00	N/A	02/11/27	--	55,000,000.00	55,000,000.00	01/11/22
3	307350008	OF	Los Angeles	CA	Actual/360	4.435%	95,475.69	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	01/06/22
3A	307350108				Actual/360	4.435%	57,285.42	0.00	0.00	N/A	12/06/26	--	15,000,000.00	15,000,000.00	01/06/22
4	307350007	MU	Seattle	WA	Actual/360	4.299%	111,065.25	0.00	0.00	N/A	01/06/27	--	30,000,000.00	30,000,000.00	01/06/22
4A	307350107				Actual/360	4.299%	9,255.44	0.00	0.00	N/A	01/06/27	--	2,500,000.00	2,500,000.00	01/06/22
5	610938585	OF	Santa Rosa	CA	Actual/360	4.590%	122,491.13	40,851.83	0.00	N/A	02/11/27	--	30,990,797.90	30,949,946.07	01/11/22
7	303161137	Various Various		Various	Actual/360	4.379%	117,649.13	0.00	0.00	N/A	04/01/27	--	31,200,000.00	31,200,000.00	01/01/22
8	883100679	OF	New York	NY	Actual/360	5.279%	130,686.96	0.00	0.00	N/A	02/06/27	--	28,750,000.00	28,750,000.00	01/06/22
9	310938713	LO	Los Angeles	CA	Actual/360	4.850%	107,750.83	0.00	0.00	N/A	03/11/27	--	25,800,000.00	25,800,000.00	01/11/22
10	307350009	LO	Garden Grove	CA	Actual/360	5.395%	69,688.00	0.00	0.00	N/A	02/06/27	--	15,000,000.00	15,000,000.00	05/06/20
10A	307350109				Actual/360	5.395%	41,812.80	0.00	0.00	N/A	02/06/27	--	9,000,000.00	9,000,000.00	05/06/20
11	883100674	RT	Birmingham	AL	Actual/360	4.762%	93,493.93	0.00	0.00	N/A	01/01/27	--	22,800,000.00	22,800,000.00	01/01/22
12	307350012	OF	New Haven	CT	Actual/360	4.798%	43,335.63	16,327.87	0.00	N/A	02/06/27	--	10,489,889.46	10,473,561.59	01/06/22
12A	307350112				Actual/360	4.798%	43,335.63	16,327.87	0.00	N/A	02/06/27	--	10,489,889.46	10,473,561.59	01/06/22
13	883100686	OF	Hopewell	NJ	Actual/360	3.930%	69,916.88	0.00	0.00	02/06/22	02/06/25	--	20,660,000.00	20,660,000.00	01/06/22
15	883100683	RT	Various	Various	Actual/360	4.617%	65,997.45	0.00	0.00	N/A	02/06/27	--	16,600,000.00	16,600,000.00	01/06/22
16	303161132	OF	Dunwoody	GA	Actual/360	4.910%	66,219.81	0.00	0.00	N/A	02/01/27	--	15,662,000.00	15,662,000.00	01/01/22
17	407004688	OF	San Francisco	CA	Actual/360	5.675%	71,836.04	0.00	0.00	N/A	03/06/27	--	14,700,000.00	14,700,000.00	01/06/22
18	307490018	RT	Stockton	CA	Actual/360	4.692%	48,831.10	19,045.12	0.00	N/A	03/06/27	--	12,086,680.54	12,067,635.42	01/06/22
19	303161131	MF	Pensacola	FL	Actual/360	4.300%	46,414.32	0.00	0.00	N/A	02/01/27	--	12,535,000.00	12,535,000.00	01/01/22
20	310938655	OF	Ontario	CA	Actual/360	4.990%	42,406.51	12,823.19	0.00	N/A	02/11/27	--	9,868,991.95	9,856,168.76	01/11/22
21	310938657	OF	Ontario	CA	Actual/360	4.980%	41,701.74	12,661.66	0.00	N/A	02/11/27	--	9,724,463.26	9,711,801.60	01/11/22
22	883100690	MU	Ithaca	NY	Actual/360	5.302%	42,495.50	13,047.39	0.00	N/A	03/06/27	--	9,307,735.85	9,294,688.46	01/06/22
23	303161128	RT	Henderson	NV	Actual/360	5.400%	46,500.00	0.00	0.00	N/A	02/01/27	--	10,000,000.00	10,000,000.00	01/01/22
24	303161127	RT	Virginia Beach	VA	Actual/360	5.097%	37,237.92	18,836.34	0.00	01/01/27	12/01/31	--	8,484,212.64	8,465,376.30	01/01/22
25	883100688	LO	Munster	IN	Actual/360	5.494%	41,059.57	11,709.80	0.00	N/A	03/06/27	--	8,678,937.76	8,667,227.96	01/06/22
26	410937678	MF	Northville	MI	Actual/360	5.040%	33,418.00	0.00	0.00	N/A	02/11/27	--	7,700,000.00	7,700,000.00	01/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	600939046	RT	Shreveport	LA	Actual/360	5.180%	29,958.51	9,059.61	0.00	N/A	02/11/27	--	6,716,318.56	6,707,258.95	01/11/22
29	303161138	SS	Kalaheo	HI	Actual/360	4.490%	25,131.53	0.00	0.00	N/A	04/01/27	--	6,500,000.00	6,500,000.00	01/01/22
30	600938846	RT	Smyrna	GA	Actual/360	5.220%	23,848.33	11,402.94	0.00	N/A	03/11/27	--	5,305,523.82	5,294,120.88	01/11/22
31	307490031	SS	Conway	AR	Actual/360	5.482%	21,073.75	6,126.54	0.00	N/A	01/06/27	10/06/26	4,464,035.84	4,457,909.30	01/06/22
32	410939006	SS	Gaithersburg	MD	Actual/360	4.660%	18,436.60	5,929.75	0.00	N/A	03/11/27	--	4,594,473.86	4,588,544.11	01/11/22
33	310938344	SS	Pomona	CA	Actual/360	4.820%	15,660.29	13,592.08	0.00	N/A	01/11/27	--	3,773,057.85	3,759,465.77	01/11/22
34	303161135	MU	Decatur	GA	Actual/360	4.940%	12,761.67	0.00	0.00	N/A	03/01/27	--	3,000,000.00	3,000,000.00	01/01/22
35	303161134	IN	Saint George	UT	Actual/360	5.020%	10,263.32	8,246.39	0.00	N/A	03/01/27	--	2,374,241.08	2,365,994.69	01/01/22
36	410932093	SS	South Houston	TX	Actual/360	5.360%	8,998.78	2,740.99	0.00	N/A	01/11/27	--	1,949,663.70	1,946,922.71	01/11/22
37	410938891	RT	Snellville	GA	Actual/360	5.300%	8,814.25	2,708.32	0.00	N/A	03/11/27	--	1,931,301.94	1,928,593.62	01/11/22
Totals							2,323,293.13	221,437.69	0.00				571,137,215.47	570,915,777.78
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,708,056.68	9,173,672.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	10,436,502.29	9,775,947.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,680,176.00	11,440,874.25	07/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,034,898.96	3,046,751.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,820,336.53	2,124,564.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	10,018,077.30	7,010,462.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(16,510.74)	474,227.00	10/31/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(1,152,850.72)	0.00	--	--	06/11/21	0.00	17,405.86	69,480.36	1,352,603.35	0.00	0.00
10A	0.00	0.00	--	--	06/11/21	0.00	10,443.51	41,688.22	811,561.99	0.00	0.00
11	15,399,813.66	15,252,890.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	7,821,907.57	6,048,326.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	13,106,520.81	3,342,515.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,438,159.24	602,086.35	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,528,158.67	1,342,222.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,085,063.22	213,479.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,189,504.07	605,599.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,063,637.14	946,871.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,085,817.85	1,155,519.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	641,988.03	613,091.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,031,320.99	782,294.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	1,381,225.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	435,601.11	1,559,174.13	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,070,837.13	955,192.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	439,406.00	489,371.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	989,779.00	398,881.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	605,829.00	489,858.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	569,974.85	447,265.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	804,551.90	714,436.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	269,182.67	69,708.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	213,157.40	202,990.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	211,349.80	181,490.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	105,530,246.41	80,840,993.09				0.00	27,849.37	111,168.58	2,164,165.34	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	2	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.723856%	4.693047%	59
12/17/21	0	0.00	0	0.00	2	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.723940%	4.693131%	60
11/18/21	0	0.00	0	0.00	2	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	31,500,000.00	4.724030%	4.693223%	61
10/18/21	0	0.00	0	0.00	2	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.734867%	4.704736%	62
09/17/21	0	0.00	0	0.00	2	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	15,609,391.39	4.734947%	4.704817%	63
08/17/21	0	0.00	0	0.00	4	42,090,487.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.741626%	4.704631%	64
07/16/21	0	0.00	0	0.00	4	42,113,311.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.741703%	4.704702%	65
06/17/21	0	0.00	0	0.00	4	42,138,527.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.741787%	4.704780%	66
05/17/21	0	0.00	0	0.00	4	42,161,147.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.741863%	4.704850%	67
04/16/21	0	0.00	0	0.00	4	42,186,166.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.741946%	4.704927%	68
03/17/21	0	0.00	0	0.00	4	42,208,583.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.742021%	4.704997%	69
02/18/21	0	0.00	0	0.00	4	42,238,414.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.742118%	4.705087%	70
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	307350009	05/06/20	19	6	69,480.36	1,352,603.35	0.00	15,000,000.00	06/03/20	13
10A	307350109	05/06/20	19	6	41,688.22	811,561.99	0.00	9,000,000.00	06/03/20	13
Totals					111,168.58	2,164,165.34	0.00	24,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		20,660,000	20,660,000		0	0
49 - 60 Months		105,464,298	105,464,298		0	0
> 60 Months		444,791,480	420,791,480	24,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	570,915,778	546,915,778	0	0	24,000,000	0
Dec-21	571,137,215	547,137,215	0	0	24,000,000	0
Nov-21	571,377,019	547,377,019	0	0	24,000,000	0
Oct-21	603,096,503	579,096,503	0	0	24,000,000	0
Sep-21	603,334,424	579,334,424	0	0	24,000,000	0
Aug-21	621,642,459	579,551,971	0	0	42,090,488	0
Jul-21	621,881,908	579,768,597	0	0	42,113,312	0
Jun-21	622,142,290	580,003,763	0	0	42,138,528	0
May-21	622,379,622	580,218,475	0	0	42,161,147	0
Apr-21	622,637,963	580,451,796	0	0	42,186,167	0
Mar-21	622,873,195	580,664,611	0	0	42,208,583	0
Feb-21	623,173,694	580,935,280	0	0	42,238,414	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	307350009	15,000,000.00	15,000,000.00	57,200,000.00	05/20/21	(2,168,339.72)	(0.73400)	12/31/20	02/06/27	301
10A	307350109	9,000,000.00	9,000,000.00	57,200,000.00	05/20/21	2,588,323.49	1.62000	--	02/06/27	301
Totals		24,000,000.00	24,000,000.00	114,400,000.00		419,983.77

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	307350009	LO	CA	06/03/20	13

Loan transferred for Borrower declared Imminent Default as a result of the Covid-19 pandemic. The Borrower and third-party consultant have provided a signed Pre-Negotiation letter and the requested due diligence.

Discussions with the
Borrower are ongoing . The special servicer is dual tracking settlement discussions with enforcement of lender's rights.

10A	307350109	Various	Various	06/03/20	13

Loan transferred for Borrower declared Imminent Default as a result of the Covid-19 pandemic. The Borrower and third-party consultant have provided a signed Pre-Negotiation letter and the requested due diligence.

Discussions with the
Borrower are ongoing . The special servicer is dual tracking settlement discussions with enforcement of lender's rights.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
25	883100688	8,870,558.05	5.49400%	8,870,558.05 5.49400%		10	08/03/20	04/09/20	09/11/20
Totals		8,870,558.05		8,870,558.05
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	307490014 09/17/21	4,824,130.06	92,930,000.00	4,517,205.58	348,588.83	4,517,205.58	4,168,616.75	655,513.31	0.00	0.00	655,513.31	13.11%
14A	307490114 09/17/21	13,266,357.73	92,930,000.00	12,422,315.32	958,619.27	12,422,315.32	11,463,696.05	1,802,661.68	0.00	0.00	1,802,661.68	13.11%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,090,487.79	185,860,000.00	16,939,520.90	1,307,208.10	16,939,520.90	15,632,312.80	2,458,174.99	0.00	0.00	2,458,174.99

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	307490014	09/17/21	0.00	0.00	655,513.31	0.00	0.00	655,513.31	0.00	0.00	655,513.31
14A	307490114	09/17/21	0.00	0.00	1,802,661.68	0.00	0.00	1,802,661.68	0.00	0.00	1,802,661.68
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,458,174.99	0.00	0.00	2,458,174.99	0.00	0.00	2,458,174.99

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	3,229.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	1,937.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,166.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,166.67

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the WFCM 2017-RB1 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

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